EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.08 - Schedule 5

Data Compare
Infinity Loan ID	Loan Number	Loan Number 2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source